UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beach Point Capital Management LP
Address: 1620 26th Street
         Suite 6000N
         Santa Monica, CA  90404

13F File Number:  028-13499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence M. Goldman
Title:     Chief Adminstrative Officer
Phone:     (310) 996-9700

Signature, Place, and Date of Signing:

 /s/ Lawrence M. Goldman     Santa Monica, CA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $91,028 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    30331   925000 SH       SOLE                   925000        0        0
AMERISTAR CASINOS INC          COM              03070Q101    14607   820641 SH       SOLE                   820641        0        0
DANA HLDG CORP                 COM              235825205     9963   810000 SH       SOLE                   810000        0        0
ENERGYSOLUTIONS INC            COM              292756202     3293  1206053 SH       SOLE                  1206053        0        0
ENTRAVISION COMMUNICATIONS C   CL A             29382R107     3963  2957393 SH       SOLE                  2957393        0        0
HORIZON PHARMA INC             COM              44047T109     1672   520832 SH       SOLE                   520832        0        0
LEAR CORP                      COM NEW          521865204    10770   285000 SH       SOLE                   285000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    10997   181028 SH       SOLE                   181028        0        0
SPANISH BROADCASTING SYS INC   CL A NEW         846425833      187    57433 SH       SOLE                    57433        0        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     5245   120000 SH       SOLE                   120000        0        0